VIA EDGAR



March 4, 1996


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Smith Barney/Travelers Series Fund Inc.
	File Nos. 33-75644
		   811-8372

Dear Sirs:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, please find enclosed for filing on behalf of the above-referenced Fund, one (1) copy of the Prospectus which does not differ from that contained in the Post-Effective Amendment No. 4 (the "Amendment") to the Fund's Registration Statement on Form N-1A which was filed on February 28, 1996.

Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,

/s/ Daria J. Szczur

Daria J. Szczur

Enclosures

cc:	(with enclosures)
	John E. Baumgardner, Jr., Esq.		Stephen Brunt
	Sullivan & Cromwell			Morgan Guaranty Trust Group

	Robert P. Garrett				Michael McCarthy
	KPMg Peat Marwick LLP 		The Shareholder Services Group Inc.


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